Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equinox Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

 The Equinox Commodity Strategy Fund (the “Fund”) seeks to achieve capital appreciation in both rising and falling commodity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P GSCI® Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 27 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 39 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund's performance. For the fiscal period January 25, 2011 (commencement of the Fund’s investment operations) through September 30, 2011, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same throughout the time of your investment. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by primarily investing, directly or through the use of its wholly owned subsidiary (the “Subsidiary”), in (i) a combination of Trading Companies that employ the “Managed Futures Program” of one or more commodity trading advisers (“CTAs”) selected by the Fund’s investment adviser, Equinox Fund Management, LLC (the “Adviser”), and/or derivative instruments such as swap agreements that provide exposure to Managed Futures Programs or commodity strategy indices, and (ii) an actively managed fixed-income portfolio. A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts.  A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Adviser selects “commodity-focused” Managed Futures Programs for investment by the Fund that, over the long term, allocate greater than 50% of their total investment exposure to the physical commodity sector (i.e. agricultural products, livestock, energy and metals) and 49% or less to financial sector contracts (i.e. interest rates, currencies and equity indices).  The Managed Futures Programs selected for investment by the Fund may take long or short positions in particular commodities and a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Adviser seeks to maintain the Fund’s overall exposure to the physical commodities sector at a level equal to or greater than 75% of the value of the Fund’s net assets.

•

Derivative Instruments:  The Fund or the Subsidiary may invest directly in a variety of derivative instruments including exchange-traded futures and option contracts, forward contracts (including interbank currencies), swaps and other over the counter (OTC) derivatives, or may invest in one or more Trading Companies that utilize such derivative instruments to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. Derivatives may be used as substitutes for securities, commodity, and currencies and for hedging price risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The Fund, Subsidiary or any Trading Company may take a long or short position in such markets. Any investment in derivative instruments may be subject to fees and transaction costs that will negatively impact the Fund’s performance.

•

Fixed-Income Securities:  The fixed-income securities in which the Fund invests may have any maturity and may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may buy debt securities for liquidity purposes, to serve as collateral related to other Fund investments, or to seek income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts.   The Fund may also invest, without limitation, in money market funds.  These fixed income securities and other investments may serve as margin and collateral for the derivatives positions of the Fund or the Subsidiary.

•

Subsidiary: Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. In addition, applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets.  To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The Advisor employs a multi-step process to select and allocate across commodity-focused Managed Futures Programs that are consistent with the Fund’s investment objective:

i. Screening. The Advisor uses proprietary and commercial databases to identify a universe of Managed Futures Programs that may be suitable for investment by the Subsidiary. These programs are quantitatively screened primarily based on their historic performance data (i.e., return streams and volatility over selected time frames). Other criteria are also used to screen programs, including length of track record and assets under management.

ii. Analysis and Selection. The Advisor further analyzes the pre-screened Managed Futures Programs by examining both qualitative and quantitative factors. The qualitative factors include the business backgrounds of the principals, the trading strategies used, and the depth of the CTA’s research department. Quantitative analyses include a variety of financial and statistical measures that are used to better comprehend and categorize the program trading strategies. All commodity-focused Managed Futures Programs selected for inclusion into the portfolio undergo rigorous due diligence reviews before receiving an allocation. Due diligence reviews include site visits, track record verification, and background checks of the firm and principals.

iii. Portfolio Design. The Advisor invests the assets of the Subsidiary with the aim of providing exposure to a portfolio of complementary commodity-focused Managed Futures Programs and an overlay of commodity-based indices that are consistent with the Fund’s investment objective. The Advisor seeks to moderate portfolio risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across: (i) trading methodologies (e.g., trend following, countertrend, spread, technical, fundamental); (ii) trading time horizons; and (iii) sectors and markets (currencies, interest rates, stock market indices, energy resources, metals and agricultural products). The relative weightings and overall exposure to Managed Futures Programs in the portfolio are adjusted periodically.

iv. Risk Management. The Adviser monitors the trading and performance of the Managed Futures Programs in the portfolio with the aim of identifying and mitigating unusual risks. Some of the factors monitored are margin usage, daily volatility, and equity drawdowns. Responses to extraordinary trading patterns or increased risk may include consultation with the CTA to determine the cause of the condition, partial redemption of allocated assets, or complete withdrawal from the trading program.

The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser selects "commodity-focused" Managed Futures Programs for investment by the Fund that, over the long term, allocate greater than 50% of their total investment exposure to the physical commodity sector (i.e. agricultural products, livestock, energy and metals) and 49% or less to financial sector contracts (i.e. interest rates, currencies and equity indices).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

•

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•

Counterparty Risk: The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a Trading Company, the Fund, the Subsidiary or Trading Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a Trading Company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

•

Credit Risk: If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

•

Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives. Derivatives have economic leverage inherent in their terms that will magnify losses. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based. Purchased options may expire worthless. Derivative counterparties may default. There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Fixed Income Securities Risk:  Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•

Foreign Market Risk:  There is less legal and regulatory protection for investors than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

•

Leverage Risk/Volatility Risk:  The use of leverage by the Fund (or Trading Companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

•

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

•

Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

•

Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

•

Market Risk: Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.  When the value of the Fund's holdings decreases, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•

OTC Trading Risk:  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•

Portfolio Turnover Risk: Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

•

Regulatory Change Risk:  The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. However, the Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to Section 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the requirements that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

•

Sector Risk: The Fund may focus its investments in several commodities sectors.  To the extent that it does so, developments affecting those sectors will likely have a magnified effect on the Fund’s net asset value and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than other mutual funds that are diversified across a greater number of sectors.

•

Short Sale Strategy Risk: The trading strategies employed by a Managed Futures Program may involve short positions in the relevant markets and the underlying derivative instruments and futures contracts. If a security or derivative sold short increases in price, the relevant CTA may have to cover its short position at a higher price than the short sale price, resulting in a loss. In addition, because losses on a short sale arise from increases in the value of the security (or other asset) sold short, such loss is theoretically unlimited.

•

Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

•

Trading Strategy Risk: The profitability of any Managed Futures Program depends primarily on the ability of its CTA to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts.  Such price movements are influenced by, among other things:

o

changes in interest rates;

o

governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

o

weather and climate conditions;

o

natural disasters, such as hurricanes;

o

changing supply and demand relationships;

o

changes in balances of payments and trade;

o

U.S. and international rates of inflation and deflation;

o

currency devaluations and revaluations;

o

U.S. and international political and economic events; and

o

changes in philosophies and emotions of various market participants.

A CTA’s trading methods may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of the relevant Managed Futures Programs through reduced returns.

The successful use of forward and futures contracts draws upon the relevant CTA’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

o

Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

o

the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract;

o

possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

o

possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

o

losses caused by unanticipated market movements, which are potentially unlimited;

o

such CTA’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

o

the possibility that the counterparty will default in the performance of its obligations; and

o

if the trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance information is shown only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed without charge to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is shown only when the Fund has had a full calendar year of operations.
Equinox Commodity Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.27%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.95%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,986
Equinox Commodity Strategy Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.62%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,349
Equinox Commodity Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.18%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,644

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[2]	"Management Fees" have been restated to reflect current fees.
[3]	"Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its wholly-owned subsidiary (the "Subsidiary") or in any Trading Company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any Trading Company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the "Adviser") anticipates that any investment in a Managed Futures Program (as defined herein) will be subject to (i) management fees that range between 0.0% and 2.0% of notional exposure, and (ii) performance-based incentive fees expected to range from 15.0% to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	Expenses have been restated to reflect a change in the Fund's contractual fee waiver. The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any interest, Trading Company expenses, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.78% of average daily net assets for Class A Shares, 2.53% of average daily net assets for Class C shares, and 1.53% of average daily net assets for Class I shares (on an annual basis) (the "Expense Limitation"). The Expense Limitation will remain in place until January 28, 2014, unless the Board of Trustees of Equinox Funds Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recoup, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.